Contract Assets - (Tables)	6 Months Ended
Jun. 30, 2022
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Schedule of Contract With Customer Asset Net Current

	As of
	December 31, 2021	June 30, 2022
	RMB	RMB	US$
		(unaudited)
Contract assets	56,869	70,186	10,478
Allowance for credit losses	(14,478)	(25,593)	(3,821)

	42,391	44,593	6,657

Schedule of provision for contract assets and allowance for credit losses
The changes in the allowance for credit losses were as follows:

	For the six months ended June 30
	2021	2022
	RMB	RMB	US$
		(unaudited)

Balance at beginning of the period	3,497	14,478	2,162
Adoption of ASC 326	2,383	—	—
Provisions	4,088	11,115	1,659

Balance at end of the period	9,968	25,593	3,821